UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
			     	      Washington, D.C. 20549

				            Form 13F
			                Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
						-------

This Amendment (Check only one.): 	[] is a restatement.
                                  	[] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: 		Knighthead Capital Management, LLC

Address: 	1140 Avenue of the Americas
		12th Floor
		New York, NY  10036


Form 13F File Number: 028-14346


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name: Thomas Wagner
Title: Managing Member
Phone: (212) 356-2900

Signature, Place, and Date of Signing:

/s/ Thomas Wagner 			New York, NY 		    5/15/2013
--------------------------------- --------------------------------- ----------
[Signature] 				[City, State] 		     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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			Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 		     3

Form 13F Information Table Entry Total:             21

Form 13F Information Table Value Total: $      471,673
                                        --------------
                                        (In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1     028-14351            Knighthead GP, LLC
---- -------------------- ----------------------------------------------------
2     028-14353            Thomas Wagner
---- -------------------- ----------------------------------------------------
3     028-14354            Ara Cohen
---- -------------------- ----------------------------------------------------

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						FORM 13F INFORMATION TABLE

        COLUMN 1 	       COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
							VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE     SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD	     COM	     02503Y103   58,874  4,033,828 SH	   DEFINED    1,2,3    4,033,828      0	   0
APPLE INC		     COM	     037833100   30,984     70,000 SH      DEFINED    1,2,3       70,000      0	   0
AUGUSTA RES CORP	     COM NEW	     050912203	  5,921  2,308,100 SH	   DEFINED    1,2,3    2,308,100      0	   0
CLEARWATER PAPER CORP	     COM	     18538R103	 26,725    507,217 SH	   DEFINED    1,2,3	 507,217      0    0
CLOUD PEAK ENERGY INC	     COM             18911Q102	 22,388  1,192,106 SH	   DEFINED    1,2,3    1,192,106      0    0
COMMUNITY HEALTH SYS INC NEW COM	     203668108    4,739    100,000 SH	   DEFINED    1,2,3      100,000      0    0
DELPHI AUTOMOTIVE PLC	     SHS             G27823106	 10,004    225,305 SH	   DEFINED    1,2,3      225,305      0    0
DISH NETWORK CORP	     CL A	     25470M109	 11,879    313,426 SH	   DEFINED    1,2,3      313,426      0    0
DYNEGY INC NEW DEL	     COM             26817R108   42,050  1,752,830 SH	   DEFINED    1,2,3    1,752,830      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140	 17,274    634,603 SH	   DEFINED    1,2,3	 634,603      0    0
GENERAL MTRS CO 	     COM	     37045V100    3,797    136,500 SH      DEFINED    1,2,3	 136,500      0    0
GENERAL MTRS CO 	     JR PFD CNV SRB  37045V209	 26,397    614,750 SH	   DEFINED    1,2,3      614,750      0    0
GOODYEAR TIRE & RUBR CO	     COM             382550101	 13,871  1,100,000 SH	   DEFINED    1,2,3    1,100,000      0    0
GRAPHIC PACKAGING HLDG CO    COM             388689101	 47,695  6,367,795 SH	   DEFINED    1,2,3    6,367,795      0    0
HCA HOLDINGS INC             COM             40412C101   15,773    388,202 SH	   DEFINED    1,2,3	 388,202      0    0
MERCER INTL INC		     COM	     588056101	 19,291  2,791,741 SH	   DEFINED    1,2,3    2,791,741      0	   0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517QAA8	  1,532  6,400,000 PRN	   DEFINED    1,2,3    6,400,000      0    0
TESORO CORP		     COM	     881609101   24,884    425,000 SH	   DEFINED    1,2,3      425,000      0    0
TRONOX LTD		     SHS CL A	     Q9235V101	  1,775	    89,600 SH	   DEFINED    1,2,3       89,600      0    0
UNITED CONTL HLDGS INC	     COM             910047109	 55,595  1,736,798 SH	   DEFINED    1,2,3    1,736,798      0    0
YPF SOCIEDAD ANONIMA	     SPON ADR CL D   984245100	 30,225  2,115,136 SH	   DEFINED    1,2,3    2,115,136      0	   0

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